Derivative Instruments and Hedging Activities Disclosure [Text Block]	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Derivative Instruments And Hedging Activities Disclosure Text Block

Note 12 – Derivative Instruments

H&H enters into commodity futures and forwards contracts on precious metal that are subject to market fluctuations in order to economically hedge its precious metal inventory against price fluctuations.  As of June 30, 2011, the Company had entered into forward and future contracts for gold with a total value of $2.4 million and for silver with a total value of $8.4 million.

The forward contracts, in the amount of $9.8 million, were made with a counter party rated A by Standard & Poors, and the future contracts are exchange traded contracts through a third party broker.  Accordingly, the Company has determined that there is minimal credit risk of default.  The Company estimates the fair value of its derivative contracts through use of market quotes or broker valuations when market information is not available.

As these derivatives are not designated as accounting hedges under GAAP, they are accounted for as derivatives with no hedge designation.  The derivatives are marked to market and both realized and unrealized gains and losses are recorded in current period earnings in the Company's consolidated statement of operations.  The Company’s hedging strategy is designed to protect it against normal volatility; therefore, abnormal price increases in these commodities or markets could negatively impact H&H’s costs.  The three month period ended June 30, 2011 includes a gain of $1.3 million and the three month period ended June 30, 2010 includes a loss of $0.1 million on precious metal contracts. The six month period ended June 30, 2011 includes a loss of $1.4 million and the six month period ended June 30, 2010 includes a loss of $0.4 million on precious metal contracts.

As of June 30, 2011, the Company had the following outstanding forward and future contracts with settlement dates ranging from July 2011 to September 2011.

Commodity	Amount

Silver	245,000	ounces
Gold	1,600	ounces

In addition, the Company’s Subordinated Notes issued in October 2010 have embedded call premiums and warrants associated with them. The Company has treated the fair value of these features together as both a discount and a derivative liability at inception of the loan agreement, valued at $4.7 million. The discount is being amortized over the life of the notes as an adjustment to interest expense, and the derivative liability is marked to market at each balance sheet date. For the three and six month periods ended June 30, 2011, mark to market gains of $3.7 million and $2.3 million, respectively, were charged to unrealized gains on derivatives, reducing the fair value of the derivative liability as of June 30, 2011. The embedded derivative features of the Subordinated Notes and related warrants are considered Level 3 measurements of fair value.

Effect of Derivative Instruments on the Condensed Consolidated Statements of Operations
(in thousands)		Three Months Ended June 30,		Six Months Ended June 30,
		2011	2010	2011	2010
Derivative	Statement of Operations Line	Gain (Loss)		Gain (Loss)
Commodity contracts	Realized and unrealized gain (loss) on derivatives	$ 1,315	$ (86)	$ (1,418)	$ (409)
Derivative features of subordinated notes	Realized and unrealized gain on derivatives	3,704	-	2,273	-
	Total derivatives not designated as hedging instruments	$ 5,019	$ (86)	$ 855	$ (409)
	Total derivatives	$ 5,019	$ (86)	$ 855	$ (409)

GAAP requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.

Fair Value of Derivative Instruments in the Condensed Consolidated Balance Sheets
(in thousands)
		June 30,	December 31,
Derivative	Balance Sheet Location	2011	2010

Commodity contracts	Other current assets (liabilities)	$ 145	$ (40)
Derivative features of subordinated notes	Long-term debt & long term debt-related party	(2,260)	(5,096)
	Total derivatives not designated as hedging instruments	$ (2,115)	$ (5,136)
	Total derivatives	$ (2,115)	$ (5,136)